UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Global Real Estate Fund

Quarterly portfolio holdings 9/30/16

Fund's investmentsGlobal Real Estate Fund

As of 9-30-16 (unaudited)
	Shares	Value
Common stocks 97.7%		$52,649,426
(Cost $48,279,881)
Australia 9.1%		4,924,768
Mirvac Group	379,243	653,813
Scentre Group	631,267	2,278,990
Stockland	543,893	1,991,965
Canada 1.0%		540,859
Smart Real Estate Investment Trust	20,073	540,859
France 8.6%		4,643,778
Gecina SA	5,022	791,414
Klepierre	38,207	1,753,813
Unibail-Rodamco SE	7,783	2,098,551
Germany 2.8%		1,499,416
LEG Immobilien AG (I)	15,642	1,499,416
Japan 11.0%		5,932,531
Ichigo Hotel REIT Investment Corp.	689	932,109
Ichigo, Inc.	381,925	1,694,230
Industrial & Infrastructure Fund Investment Corp.	131	667,139
Invincible Investment Corp.	1,830	1,024,020
LaSalle Logiport REIT	1,043	1,107,311
Takara Leben Company, Ltd.	75,065	507,722
Netherlands 1.9%		1,019,605
Eurocommercial Properties NV	22,580	1,019,605
Singapore 2.0%		1,045,107
Frasers Logistics & Industrial Trust (I)	1,430,234	1,045,107
Spain 3.7%		2,012,978
Hispania Activos Inmobiliarios SOCIMI SA (I)	44,305	594,271
Merlin Properties Socimi SA	119,812	1,418,707
Sweden 2.9%		1,550,229
Fabege AB	85,029	1,550,229
United Kingdom 1.0%		542,422
Segro PLC	92,326	542,422
United States 53.7%		28,937,733
Alexandria Real Estate Equities, Inc.	12,427	1,351,685
AvalonBay Communities, Inc.	4,670	830,513
Boston Properties, Inc.	13,891	1,893,204
Brixmor Property Group, Inc.	19,434	540,071
DCT Industrial Trust, Inc.	33,792	1,640,602
DDR Corp.	30,430	530,395
Douglas Emmett, Inc.	16,888	618,607
Duke Realty Corp.	55,153	1,507,331
Empire State Realty Trust, Inc., Class A	30,991	649,261
Equity LifeStyle Properties, Inc.	19,095	1,473,752
Essex Property Trust, Inc.	4,239	944,025
Extra Space Storage, Inc.	6,024	478,366
Federal Realty Investment Trust	5,845	899,721
General Growth Properties, Inc.	53,025	1,463,490

2SEE NOTES TO FUND'S INVESTMENTS

Global Real Estate Fund

			Shares	Value
United States (continued)
	Highwoods Properties, Inc.		7,886	$411,018
	Hilton Worldwide Holdings, Inc.		25,603	587,077
	National Retail Properties, Inc.		16,359	831,855
	Omega Healthcare Investors, Inc.		23,041	816,803
	Pennsylvania Real Estate Investment Trust		17,300	398,419
	Prologis, Inc.		25,598	1,370,517
	Public Storage		8,459	1,887,541
	Regency Centers Corp.		6,669	516,781
	Simon Property Group, Inc.		15,374	3,182,572
	STORE Capital Corp.		29,236	861,585
	Sunstone Hotel Investors, Inc.		51,569	659,568
	Vornado Realty Trust		15,874	1,606,608
	Welltower, Inc.		13,192	986,366
	Yield (%)		Shares	Value
Short-term investments 2.6%				$1,432,381
(Cost $1,432,381)
Money market funds 2.6%				1,432,381
State Street Institutional Treasury Plus Money Market Fund, Premier Class	0.1982(Y	)	1,432,381	1,432,381
Total investments (Cost $49,712,262)† 100.3%				$54,081,807
Other assets and liabilities, net (0.3%)				($173,872)
Total net assets 100.0%				$53,907,935

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
REIT	Real Estate Investment Trust
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 9-30-16.
†	At 9-30-16, the aggregate cost of investment securities for federal income tax purposes was $50,350,801. Net unrealized appreciation aggregated to $3,731,006, of which $3,943,748 related to appreciated investment securities and $212,742 related to depreciated investment securities.

The fund had the following portfolio composition as a percentage of net assets on 9-30-16:

Retail REITs	30.0
Industrial REITs	14.6
Diversified REITs	13.5
Office REITs	10.9
Residential REITs	7.9
Real estate operating companies	6.8
Specialized REITs	5.9
Asset management and custody banks	3.1
Health care REITs	1.8
Hotel and resort REITs	1.2
Hotels, resorts and cruise lines	1.1
Diversified real estate activities	0.9
Short-term investments and other	2.3
TOTAL	100.0

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of September 30, 2016, by major security category or type:

	Total value at 9-30-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$4,924,768	—	$4,924,768	—
Canada	540,859	$540,859	—	—
France	4,643,778	—	4,643,778	—
Germany	1,499,416	—	1,499,416	—
Japan	5,932,531	—	5,932,531	—
Netherlands	1,019,605	—	1,019,605	—
Singapore	1,045,107	—	1,045,107	—
Spain	2,012,978	—	2,012,978	—
Sweden	1,550,229	—	1,550,229	—
United Kingdom	542,422	—	542,422	—
United States	28,937,733	28,937,733	—	—
Short-term investments	1,432,381	1,432,381	—	—
Total investments in securities	$54,081,807	$30,910,973	$23,170,834	—
Other financial instruments:
Forward foreign currency contracts	($79,196)	—	($79,196)	—

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

       4

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended September 30, 2016, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure. The following table summarizes the contracts held at September 30, 2016:

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	269,375	USD	201,472	Citibank N.A.	10/17/2016	$4,642	—	$4,642
AUD	289,891	USD	223,343	JPMorgan Chase Bank N.A. London	10/17/2016	—	($1,531)	(1,531)
AUD	294,158	USD	226,950	Citibank N.A.	11/17/2016	—	(2,032)	(2,032)
AUD	481,128	USD	361,240	JPMorgan Chase Bank N.A. London	12/5/2016	6,481	—	6,481
CAD	18,412	USD	13,993	Citibank N.A.	12/5/2016	47	—	47
EUR	231,836	USD	260,670	JPMorgan Chase Bank N.A. London	11/17/2016	283	—	283
GBP	109,669	USD	145,651	Citibank N.A.	10/17/2016	—	(3,463)	(3,463)
GBP	215,580	USD	286,432	JPMorgan Chase Bank N.A. London	10/17/2016	—	(6,928)	(6,928)
GBP	13,833	USD	18,088	Morgan Stanley and Company International PLC	11/17/2016	—	(143)	(143)
HKD	3,040,635	USD	392,423	Citibank N.A.	10/17/2016	—	(355)	(355)
JPY	42,091,204	USD	414,358	Deutsche Bank AG London	10/17/2016	941	—	941
JPY	23,156,841	USD	230,336	JPMorgan Chase Bank N.A. London	10/17/2016	—	(1,856)	(1,856)
JPY	407,501	USD	4,034	Deutsche Bank AG London	11/17/2016	—	(8)	(8)
JPY	18,119,077	USD	181,207	JPMorgan Chase Bank N.A. London	11/17/2016	—	(2,209)	(2,209)
JPY	18,743,060	USD	184,794	Citibank N.A.	12/5/2016	499	—	499
SEK	127,369	USD	15,112	Citibank N.A.	10/17/2016	—	(255)	(255)
SEK	109,963	USD	13,045	Deutsche Bank AG London	10/17/2016	—	(219)	(219)
SEK	121,785	USD	14,348	Merrill Lynch International	11/17/2016	—	(121)	(121)
SEK	1,548,721	USD	182,803	Citibank N.A.	12/5/2016	—	(1,730)	(1,730)
SEK	435,854	USD	51,206	Morgan Stanley and Company International PLC	12/5/2016	—	(247)	(247)
SGD	42,369	USD	31,118	Citibank N.A.	11/17/2016	—	(41)	(41)
SGD	35,870	USD	26,204	Citibank N.A.	12/5/2016	107	—	107
USD	98,858	AUD	131,014	Citibank N.A.	10/17/2016	—	(1,388)	(1,388)
USD	174,520	AUD	230,952	Morgan Stanley and Company International PLC	10/17/2016	—	(2,194)	(2,194)
USD	1,419,789	AUD	1,844,563	Deutsche Bank AG London	11/17/2016	9,404	—	9,404
USD	3,929,722	AUD	5,232,792	Citibank N.A.	12/5/2016	—	(69,648)	(69,648)
USD	239,418	AUD	312,995	JPMorgan Chase Bank N.A. London	12/5/2016	199	—	199
USD	542,947	CAD	713,556	Morgan Stanley and Company International PLC	12/5/2016	—	(1,187)	(1,187)
USD	234,152	EUR	211,862	Citibank N.A.	10/17/2016	—	(3,986)	(3,986)
USD	2,738,155	EUR	2,463,745	Deutsche Bank AG London	10/17/2016	—	(31,153)	(31,153)
USD	236,745	EUR	211,762	JPMorgan Chase Bank N.A. London	10/17/2016	—	(1,281)	(1,281)
USD	35,724	EUR	31,813	Citibank N.A.	11/17/2016	—	(84)	(84)
USD	129,749	EUR	115,545	Deutsche Bank AG London	11/17/2016	—	(308)	(308)
USD	1,837,167	EUR	1,641,083	Merrill Lynch International	11/17/2016	—	(10,020)	(10,020)
USD	4,137,531	EUR	3,663,870	Citibank N.A.	12/5/2016	10,367	—	10,367
USD	645,637	GBP	498,691	Morgan Stanley and Company International PLC	10/17/2016	—	(926)	(926)

       5

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	161,101	GBP	120,738	Citibank N.A.	11/17/2016	4,475	—	4,475
USD	18,983	GBP	14,208	JPMorgan Chase Bank N.A. London	11/17/2016	552	—	552
USD	155,610	GBP	118,813	BNP Paribas SA	12/5/2016	1,437	—	1,437
USD	392,397	HKD	3,040,635	Morgan Stanley and Company International PLC	10/17/2016	330	—	330
USD	211,408	JPY	22,423,768	BNP Paribas SA	10/17/2016	—	(9,840)	(9,840)
USD	200,208	JPY	20,171,511	Citibank N.A.	10/17/2016	1,183	—	1,183
USD	3,127,600	JPY	313,584,087	Morgan Stanley and Company International PLC	10/17/2016	33,577	—	33,577
USD	462,175	JPY	46,381,513	Citibank N.A.	11/17/2016	3,970	—	3,970
USD	2,956,836	JPY	301,378,493	Citibank N.A.	12/5/2016	—	(22,575)	(22,575)
USD	28,184	SEK	238,581	Citibank N.A.	10/17/2016	355	—	355
USD	412,023	SEK	3,513,534	Deutsche Bank AG London	10/17/2016	2,188	—	2,188
USD	51,565	SEK	442,386	JPMorgan Chase Bank N.A. London	10/17/2016	—	(37)	(37)
USD	118,024	SEK	1,008,250	Merrill Lynch International	10/17/2016	417	—	417
USD	57,615	SEK	491,525	Citibank N.A.	11/17/2016	195	—	195
USD	710,522	SEK	6,019,806	Morgan Stanley and Company International PLC	11/17/2016	7,294	—	7,294
USD	470,691	SEK	3,980,429	Citibank N.A.	12/5/2016	5,304	—	5,304
USD	42,154	SGD	57,074	BNP Paribas SA	12/5/2016	289	—	289
USD	1,048,135	SGD	1,426,120	Citibank N.A.	12/5/2016	2,033	—	2,033
						$96,569	($175,765)	($79,196)

Currency abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	Pound Sterling	USD	U.S. Dollar
HKD	Hong Kong Dollar

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	460Q3	09/16
This report is for the information of the shareholders of John Hancock Global Real Estate Fund.		11/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:

/s/ Andrew Arnott

______________________________

Andrew Arnott

President

Date: November 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

______________________________

Andrew Arnott

President

Date: November 11, 2016

By:

/s/ Charles A. Rizzo

______________________________

Charles A. Rizzo

Chief Financial Officer

Date: November 11, 2016